Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,653,949,636.00
Total Fee Amount	15,833,710.44
Total Offset Amount	0.00
Net Fee	$ 15,833,710.44
Offering Table N/A
Offset Table N/A	N/A